Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Loan Portfolio by Credit Rating (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 124,971	$ 108,108
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,132	7,308
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	116	1,136
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	837	153
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		303
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,085	8,900
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,971	41,586
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	38	800
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,317	1,103
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	228
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,554	43,489
One-to-Four Family Residential [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	55,639	52,389
Multi-family, Five or More Residential [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,065	5,948
Multi-family, Five or More Residential [Member] | Mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		75
Multi-family, Five or More Residential [Member] | Mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	67
Multi-family, Five or More Residential [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,132	6,023
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,984	26,673
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	293	397
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	537	673
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	332
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	37,146	27,743
Home Equity Line of Credit [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,654	5,391
Home Equity Line of Credit [Member] | Mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	172	166
Home Equity Line of Credit [Member] | Mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	90	125
Home Equity Line of Credit [Member] | Mortgages [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	45
Home Equity Line of Credit [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,961	5,682
Commercial Business and Other Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	790	233
Commercial Business and Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	790	233
Commercial Real Estate Construction Financing Receivable [Member] | Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,303	16,038
Commercial Real Estate Construction Financing Receivable [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,303	16,038
Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	124,181	107,875
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	120,899	103,177
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	619	2,574
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,848	2,054
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 605	$ 303